Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of geographical areas [line items]
Revenue	€ 707.4	€ 682.9
United Kingdom
Disclosure of geographical areas [line items]
Revenue	195.4	202.4
Italy
Disclosure of geographical areas [line items]
Revenue	127.7	125.8
Germany
Disclosure of geographical areas [line items]
Revenue	114.5	111.2
Sweden
Disclosure of geographical areas [line items]
Revenue	39.8	44.5
France
Disclosure of geographical areas [line items]
Revenue	51.7	52.1
Austria
Disclosure of geographical areas [line items]
Revenue	31.5	31.0
Norway
Disclosure of geographical areas [line items]
Revenue	38.3	34.8
Spain
Disclosure of geographical areas [line items]
Revenue	18.6	23.7
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 89.9	€ 57.4